General and Administrative Expenses (Details) - Schedule of general and administrative expenses - General and Administrative Expense [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General and Administrative Expenses (Details) - Schedule of general and administrative expenses [Line Items]
Employee compensation and benefits	$ 312,479	$ 323,325	$ 200,040
Travel and communication expenses	34,267	33,068	38,629
Rent and utilities	58,466	70,178	35,094
Consulting fees	310,039	53,169	157,234
Insurance	13,165	16,699
Depreciation and amortization expenses	60,698	55,042	44,443
Sales tax	80,595	82,052	46,569
Entertainment	17,193	5,193	14,703
Office and miscellaneous	42,598	51,893	7,917
Total	$ 929,500	$ 690,619	$ 544,629